ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 07, 2018	Oct. 16, 2018	Oct. 01, 2018	Aug. 28, 2018	Aug. 03, 2018	Aug. 01, 2018	Jul. 03, 2018	Jun. 12, 2018	Dec. 28, 2017	Dec. 07, 2017	Dec. 01, 2017	Oct. 16, 2017	May 10, 2017	Apr. 25, 2017	Apr. 04, 2017	Mar. 09, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,815	$ 5,317																	$ 3,783
Less:
Revenue of combined entity as if combination occurred at beginning of period	12,600	25,500
Profit (loss) of combined entity as if combination occurred at beginning of period	1,800	1,000
BRK
Less:
Consideration																$ 1,000
Forest City [Member]
Disclosure of detailed information about business combination [line items]
Investment properties			$ 9,397
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill	941	901
Renewable Power | TerraForm Global
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired											100.00%
Cash and cash equivalents		611
Accounts receivable and other		266
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		1,208
Intangible assets		0
Deferred income tax assets		18
Total assets		2,103
Less:
Accounts payable and other		(142)
Non-recourse borrowings		(1,188)
Deferred income tax liabilities		(15)
Non-controlling interests		1
Total liabilities		(1,346)
Net assets acquired		757
Consideration											$ 757
Revenue of combined entity as if combination occurred at beginning of period		249
Profit (loss) of combined entity as if combination occurred at beginning of period		(33)
Renewable Power | TerraForm Power
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired														51.00%
Cash and cash equivalents		149
Accounts receivable and other		707
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		5,678
Intangible assets		0
Deferred income tax assets		0
Total assets		6,534
Less:
Accounts payable and other		(1,239)
Non-recourse borrowings		(3,714)
Deferred income tax liabilities		(33)
Non-controlling interests		(829)
Total liabilities		(5,815)
Net assets acquired		719
Consideration														$ 719
Revenue of combined entity as if combination occurred at beginning of period		622
Profit (loss) of combined entity as if combination occurred at beginning of period		(46)
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired										95.00%
Cash and cash equivalents										$ 187
Accounts receivable and other										216
Inventory										0
Equity accounted investments										14
Investment properties										0
Property, plant and equipment										2,724
Intangible assets										258
Goodwill										115
Deferred income tax assets										0
Total assets										3,514
Less:
Accounts payable and other										(320)
Non-recourse borrowings										(1,906)
Deferred income tax liabilities										(174)
Non-controlling interests										0
Total liabilities										2,400
Net assets acquired										1,114
Consideration										$ 1,114
Revenue of combined entity as if combination occurred at beginning of period	407
Profit (loss) of combined entity as if combination occurred at beginning of period	63
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	2,411	1,555
Private Equity | BRK
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																70.00%
Cash and cash equivalents		296
Accounts receivable and other		1,043
Inventory		10
Equity accounted investments		109
Investment properties		0
Property, plant and equipment		200
Intangible assets		2,467
Deferred income tax assets		50
Total assets		4,192
Less:
Accounts payable and other		(227)
Non-recourse borrowings		(1,468)
Deferred income tax liabilities		746
Non-controlling interests		(745)
Total liabilities		(3,186)
Net assets acquired		1,006
Revenue of combined entity as if combination occurred at beginning of period		758
Profit (loss) of combined entity as if combination occurred at beginning of period		64
Private Equity | Greenergy
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired															85.00%
Cash and cash equivalents		28
Accounts receivable and other		1,290
Inventory		650
Equity accounted investments		114
Investment properties		0
Property, plant and equipment		154
Intangible assets		212
Deferred income tax assets		9
Total assets		2,549
Less:
Accounts payable and other		(1,744)
Non-recourse borrowings		(210)
Deferred income tax liabilities		(52)
Non-controlling interests		(81)
Total liabilities		(2,087)
Net assets acquired		462
Consideration															$ 462
Revenue of combined entity as if combination occurred at beginning of period		19,800
Profit (loss) of combined entity as if combination occurred at beginning of period		26
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired								100.00%
Cash and cash equivalents								$ 250
Accounts receivable and other								1,854
Inventory								626
Equity accounted investments								7
Investment properties								0
Property, plant and equipment								931
Intangible assets								2,683
Goodwill	213							213
Deferred income tax assets								7
Total assets								6,571
Less:
Accounts payable and other								(2,645)
Non-recourse borrowings								(3)
Deferred income tax liabilities								(81)
Non-controlling interests								(7)
Total liabilities								(2,736)
Net assets acquired								3,835
Consideration								$ 3,835
Revenue of combined entity as if combination occurred at beginning of period	3,900
Profit (loss) of combined entity as if combination occurred at beginning of period	(239)
Private Equity | Teekay Offshore Partners [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment									$ 3,700
Goodwill	547
Total assets									5,300
Less:
Non-recourse borrowings									(3,300)
Total liabilities									(4,100)
Consideration									$ 653
Revenue of combined entity as if combination occurred at beginning of period	1,300
Profit (loss) of combined entity as if combination occurred at beginning of period	214
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	3,859	1,301
Infrastructure | NTS
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																	90.00%
Cash and cash equivalents		89
Accounts receivable and other		317
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		0
Intangible assets		5,515
Goodwill		804
Deferred income tax assets		0
Total assets		6,725
Less:
Accounts payable and other		(202)
Non-recourse borrowings		0
Deferred income tax liabilities		(946)
Non-controlling interests		(477)
Total liabilities		(1,625)
Net assets acquired		5,100
Consideration																	$ 5,100
Revenue of combined entity as if combination occurred at beginning of period		1,300
Profit (loss) of combined entity as if combination occurred at beginning of period		660
Infrastructure | Enercare [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				100.00%
Cash and cash equivalents				$ 24
Accounts receivable and other				187
Inventory				0
Equity accounted investments				0
Investment properties				0
Property, plant and equipment				669
Intangible assets				1,863
Goodwill	1,300
Deferred income tax assets				23
Total assets				4,026
Less:
Accounts payable and other				(235)
Non-recourse borrowings				(877)
Deferred income tax liabilities				(472)
Non-controlling interests				0
Total liabilities				(1,584)
Net assets acquired				2,442
Consideration				$ 2,400
Revenue of combined entity as if combination occurred at beginning of period	949
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 5
Infrastructure | Evoque [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Cash and cash equivalents	$ 0
Accounts receivable and other	3
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	440
Intangible assets	221
Goodwill	463
Deferred income tax assets	0
Total assets	1,127
Less:
Accounts payable and other	(24)
Non-recourse borrowings	0
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(24)
Net assets acquired	1,103
Consideration	1,103
Revenue of combined entity as if combination occurred at beginning of period	321
Profit (loss) of combined entity as if combination occurred at beginning of period	6
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired					100.00%
Cash and cash equivalents					$ 10
Accounts receivable and other					55
Inventory					0
Equity accounted investments					0
Investment properties					0
Property, plant and equipment					1,442
Intangible assets					157
Goodwill	524				524
Deferred income tax assets					0
Total assets					2,188
Less:
Accounts payable and other					(46)
Non-recourse borrowings					0
Deferred income tax liabilities					(186)
Non-controlling interests					0
Total liabilities					(232)
Net assets acquired					1,956
Consideration					$ 2,000
Revenue of combined entity as if combination occurred at beginning of period	246
Profit (loss) of combined entity as if combination occurred at beginning of period	16
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,157	1,127
Real Estate | Manufactured housing
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		16
Accounts receivable and other		79
Inventory		0
Equity accounted investments		0
Investment properties		2,107
Property, plant and equipment		0
Intangible assets		0
Deferred income tax assets		0
Total assets		2,202
Less:
Accounts payable and other		(36)
Non-recourse borrowings		(1,261)
Deferred income tax liabilities		0
Non-controlling interests		(30)
Total liabilities		(1,327)
Net assets acquired		875
Consideration																		$ 768
Revenue of combined entity as if combination occurred at beginning of period		237
Profit (loss) of combined entity as if combination occurred at beginning of period		86
Real Estate | Houston Center
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		0
Accounts receivable and other		22
Inventory		0
Equity accounted investments		0
Investment properties		825
Property, plant and equipment		0
Intangible assets		0
Deferred income tax assets		0
Total assets		847
Less:
Accounts payable and other		(28)
Non-recourse borrowings		0
Deferred income tax liabilities		0
Non-controlling interests		0
Total liabilities		(28)
Net assets acquired		819
Consideration													$ 819
Revenue of combined entity as if combination occurred at beginning of period		120
Profit (loss) of combined entity as if combination occurred at beginning of period		26
Real Estate | Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		11
Accounts receivable and other		12
Inventory		0
Equity accounted investments		0
Investment properties		679
Property, plant and equipment		0
Intangible assets		0
Deferred income tax assets		0
Total assets		702
Less:
Accounts payable and other		(44)
Non-recourse borrowings		(511)
Deferred income tax liabilities		(45)
Non-controlling interests		0
Total liabilities		(600)
Net assets acquired		102
Consideration												$ 102
Revenue of combined entity as if combination occurred at beginning of period		53
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 1
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						$ 424
Accounts receivable and other						592
Inventory						0
Equity accounted investments						10,800
Investment properties						17,991
Property, plant and equipment						56
Intangible assets						0
Goodwill						0
Deferred income tax assets						0
Total assets						29,892
Less:
Accounts payable and other						(691)
Non-recourse borrowings						(13,147)
Deferred income tax liabilities						(11)
Non-controlling interests						(1,882)
Total liabilities						(15,731)
Net assets acquired						14,161
Consideration						$ 13,240
Revenue of combined entity as if combination occurred at beginning of period	1,800
Profit (loss) of combined entity as if combination occurred at beginning of period	1,100
Real Estate | 666 Fifth Avenue [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired							100.00%
Cash and cash equivalents							$ 0
Accounts receivable and other							11
Inventory							0
Equity accounted investments							0
Investment properties							1,292
Property, plant and equipment							0
Intangible assets							0
Goodwill							0
Deferred income tax assets							0
Total assets							1,303
Less:
Accounts payable and other							(4)
Non-recourse borrowings							0
Deferred income tax liabilities							0
Non-controlling interests							0
Total liabilities							(4)
Net assets acquired							1,299
Consideration							$ 1,299
Revenue of combined entity as if combination occurred at beginning of period	84
Profit (loss) of combined entity as if combination occurred at beginning of period	85
Real Estate | Forest City [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			100.00%
Cash and cash equivalents			$ 451
Accounts receivable and other			960
Inventory			89
Equity accounted investments			1,500
Property, plant and equipment			0
Intangible assets			0
Goodwill			0
Deferred income tax assets			0
Total assets			12,364
Less:
Accounts payable and other			(1,119)
Non-recourse borrowings			(3,664)
Deferred income tax liabilities			0
Non-controlling interests			(633)
Total liabilities			(5,416)
Net assets acquired			6,948
Consideration			$ 6,948
Revenue of combined entity as if combination occurred at beginning of period	1,100
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 381